Pursuant to Rule 497

                                                   File Nos. 333-14527/811-07871


                 National Investors Cash Management Fund, Inc.

Please note that the previous Rule 497(e) filing was incorrectly filed for National Investors Cash Management Fund, Inc. on July 30, 2002 (accession number 0001089355-02-000450).

That erroneous filing should be ignored.